Offerings - Offering: 1	Oct. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.05 per share
Amount Registered | shares	15,050,836
Proposed Maximum Offering Price per Unit	20
Maximum Aggregate Offering Price	$ 301,016,720
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,085.66
Offering Note
(1)
Represents the estimated maximum number of common shares, par value $0.05 per share, of Nabors Industries Ltd. (“Nabors common shares”) that may be issued to holders of common stock of Parker Drilling Company, par value $0.01 per share (“Parker common stock”), issued and outstanding immediately prior to the filing of the Certificate of Merger with the Office of the Secretary of State of the State of Delaware, in connection with the merger (as defined in the joint proxy statement/prospectus included in this Registration Statement on Form
S-4).

(2)
Pursuant to Rules 457(f)(1) and 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is equal to (a) $20.00, the average of the high and low sale prices per share of Parker common stock on the OTC Markets on October 23, 2024, multiplied by (b) 15,050,836, the maximum possible number of shares of Parker common stock to be canceled and exchanged in connection with the merger.

(3)	Calculated by multiplying the maximum aggregate offering price by the current SEC fee rate of 0.0001531.